SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Wholly Owned Subsidiaries Information
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as follows:

Subsidiary	Apartment Complex	Number of Units	Location
RRE Opportunity Holdings, LLC	N/A	N/A	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP	N/A	N/A	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC (“107th Avenue”)	107th Avenue	5	Omaha, Nebraska
RRE Westhollow Holdings, LLC (“Westhollow”)	Arcadia	404	Houston, Texas
RRE Crestwood Holdings, LLC (“Crestwood”)	Town Park (a)	270	Birmingham, Alabama
RRE Iroquois, LP (“Vista”)	Vista	133	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC	N/A	N/A	Wilmington, Delaware
RRE Campus Club Holdings, LLC (“Campus Club”)	Campus Club	64	Tampa, Florida
RRE Heatherwood Holdings, LLC (“Heatherwood”)	Heatherwood (a)	184	Inkster, Michigan
RRE Bristol Holdings, LLC (“Bristol”)	The Redford	856	Houston, Texas
RRE Cannery Holdings, LLC (“Cannery”)	Cannery Lofts	156	Dayton, Ohio
RRE Williamsburg Holdings, LLC (“Williamsburg”)	Williamsburg	976	Cincinnati, Ohio
RRE Skyview Holdings, LLC ("Skyview")	Skyview	360	Houston, TX
RRE Park Forest Holdings, LLC ("Park Forest")	Park Forest	216	Oklahoma City, OK
RRE Foxwood Holdings, LLC ("Foxwood")	Foxwood	220	Memphis, TN
RRE Flagstone Holdings, LLC ("Flagstone")	Flagstone	292	Houston, TX

N/A - not applicable
(a) - Discontinued operations

Estimated Useful Lives of Assets
The Company anticipates the estimated useful lives of its assets by class as follows:

Buildings	27.5 years
Building improvements	3.0 to 27.5 years
Tenant improvements	Shorter of lease term or expected useful life